Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of financial assets

	December 31, 2024		December 31, 2023
Derivative financial instruments designated as cash flow hedges (effective portion recognized within OCI)
Jet Fuel Asian Call Options	US$	431	US$	—
Interest rate cap		271		1,683
Total derivative financial assets	US$	702	US$	1,683

Presented on the consolidated statements of financial position as follows:
Current	US$	431	US$	—
Non-current	US$	271	US$	1,683

Schedule of short-term and long-term debt

		December 31, 2024		December 31, 2023

I.	Asset-backed trust notes (“CEBUR”), in Mexican pesos, matured on June 20, 2024, bearing an annual interest rate of TIIE plus 175 basis points	US$	—	US$	14,799

II.	Asset-backed trust notes (“CEBUR”), in Mexican pesos, with a maturity date on October 20, 2026, bearing an annual interest rate of TIIE plus 200 basis points, plus 25 basis points (1)		45,227		83,859

III.	Asset-backed trust notes (“CEBUR”), in Mexican pesos, with a maturity date on September 20, 2028, bearing an annual interest rate of TIIE plus 215 basis points		74,007		88,792

IV.	Revolving credit line with Banco Santander, S.A., (“Santander”) and Banco Nacional de Comercio Exterior, S.N.C. (“Bancomext”), in U.S. dollars, to finance pre-delivery payments, bearing an annual interest rate of SOFR plus a spread of 298 basis points, plus 5 basis points. In August 2024, the Company increased the facility amount to include additional aircraft, extending the maturity date to December 31, 2028; the interest rate from the additional aircraft excludes the sustainability adjustment		109,976		57,855

V.	Pre-delivery payments financing with JSA International U.S. Holdings, LLC, with a maturity date on November 30, 2025, bearing an annual interest of SOFR plus a spread of 300 basis points, along with additional adjustment up to 26 basis points		25,907		35,983

VI.	Pre-delivery payments financing with GY Aviation Lease 1714 Co. Limited, with maturity date on November 30, 2025, bearing annual interest of SOFR plus a spread of 425 basis points, along with additional adjustment up to 26 basis points		60,629		64,495

VII.	Pre-delivery payments financing with Incline II B Shannon 18 Limited, with maturity date on May 31, 2025, bearing annual interest of SOFR plus a spread of 390 basis points		41,432		107,178

VIII.	Pre-delivery payments financing with Oriental Leasing 6 Company Limited, with maturity date on May 31, 2027, bearing an annual interest of SOFR plus a spread of 200 basis points, along with additional adjustment up to 26 basis points		123,038		43,129

		December 31, 2024		December 31, 2023

IX.	Financing for the acquisition of engines with Tarquin Limited, with maturity on September 15, 19 and 26, 2028, bearing an annual interest of 6.20%		41,812		44,052

X.	Financing for the acquisition of engines with NBB-V11218 Lease Partnership, with maturity on September 9, 2028, bearing an annual interest of 6.20%		8,095		8,821

XI.	Financing for the acquisition of engines with NBB-V11951 Lease Partnership, with maturity on September 12, 2028, bearing an annual interest of 6.20%		7,473		8,143

XII.	Financing for the acquisition of engines with Wilmington Trust SP Services (Dublin) Limited (not in its individual capacity but solely as Owner Trustee) for the acquisition of several engines, with maturity in September and October 2028, bearing an annual interest of 7.16%		63,732		71,507

XIII.	Financing for the acquisition of engines with NBB Pintail Co., LTD, with maturity date on November 27, 2028, bearing an annual interest of 6.99%		19,795		20,540

XIV.	Financing for the acquisition of engines with Bank of Utah Corporate Trust, with maturity date in July, August, October and November 2029, bearing an annual interest of 6.20%		71,624		-

XV.	Financing for the acquisition of engines with RRPF Engine Leasing Limited, with maturity date on November 14, 2032, bearing an annual interest of 6.80%		36,473		-

XVI.	Financing for the acquisition of engines with BOC Aviation (Ireland) Limited, with maturity date in October and November 2029, bearing an annual interest of 6.86%		70,892		-

XVII.	Transaction costs to be amortized		(3,590)		(3,158)

XVIII.	Accrued interest and other financial cost		13,456		7,070
			809,978		653,065
	Less: Short-term maturities		283,616		220,289
	Long-term Financial debt	US$	526,362	US$	432,776

TIIE: Mexican interbank rate

SOFR: Secured Overnight Financing Rate

(1)	Sustainability adjustment

Schedule of principal payments of financial debt and accrued interest

	Within one year		January 2026- December 2026		January 2027- December 2027		January 2028- onwards		Total
CEBUR program	US$	24,669	US$	29,808	US$	37,004	US$	27,753	US$	119,234
Santander/Bancomext		—		98,149		11,827		—		109,976
JSA International U.S. Holdings, LLCA		25,907		—		—		—		25,907
GY Aviation Lease 1714 Co. Limited		60,629		—		—		—		60,629
Incline II B Shannon 18 Limited		41,432		—		—		—		41,432
Oriental Leasing 6 Company Limited		87,425		35,613		—		—		123,038
Tarquin Limited		2,384		2,536		2,698		34,194		41,812
Lease Partnership NBB –V11218		772		822		874		5,627		8,095
Lease Partnership NBB – V11951		712		758		806		5,197		7,473
Wilmington Trust SP Services (Dublin) Limited		8,373		9,001		9,676		36,682		63,732
NBB Pintail Co. LTD		799		857		919		17,220		19,795
Bank of Utah Corporate Trust		7,975		8,484		9,025		46,140		71,624
RRPF Engine Leasing Limited		2,203		2,356		2,521		29,393		36,473
BOC Aviation (Ireland) Limited		7,700		8,249		8,839		46,104		70,892
Financial debt		270,980		196,633		84,189		248,310		800,112
Accrued interest		13,456		—		—		—		13,456
Projected interest		63,018		34,608		22,104		22,613		142,343
Total	US$	347,454	US$	231,241	US$	106,293	US$	270,923	US$	955,911

Schedule of changes in liabilities from financing activities

	January 1, 2024		Net cash Flows		Accrued Interest(1)		Non-current vs Current reclassification		Other		Conversion effects		December 31, 2024
Current interest-bearing loans and borrowings	US$	220,289	US$	(84,514)	US$	6,496	US$	146,655	US$	(217)	US$	(5,093)	US$	283,616
Non-current interest-bearing loans and borrowings		432,776		261,667		—		(146,655)		(484)		(20,942)		526,362
Total liabilities from financing activities	US$	653,065	US$	177,153	US$	6,496	US$	—	US$	(701)	US$	(26,035)	US$	809,978

	January 1, 2023		Net cash Flows		Accrued Interest(1)		Foreign exchange movement		Non-current vs Current reclassification		Other		Conversion effects		December 31, 2023
Current interest-bearing loans and borrowings	US$	112,148	US$	(22,356)	US$	5,118	US$	(739)	US$	121,804	US$	(479)	US$	4,793	US$	220,289
Non-current interest-bearing loans and borrowings		160,887		381,255		—		—		(121,804)		(1,454)		13,892		432,776
Total liabilities from financing activities	US$	273,035	US$	358,899	US$	5,118	US$	(739)	US$	—	US$	(1,933)	US$	18,685	US$	653,065
(1)	This balance is net of interest provisions and interest effectively paid as of December 31, 2024 and 2023, respectively.